FIDELITY



(registered trademark)
CASH RESERVES

ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3     Ned Johnson on investing
                               strategies.

PERFORMANCE              4     How the fund has done over time.

FUND TALK                6     The manager's review of fund
                               performance, strategy and outlook.

INVESTMENT CHANGES       8     A summary of major shifts in the
                               fund's investments over the past six
                               months
                               and one year.

INVESTMENTS              9     A complete list of the fund's
                               investments with their market
                               values.

FINANCIAL STATEMENTS     22    Statements of assets and liabilities,
                               operations, and changes in net
                               assets,
                               as well as financial highlights.

NOTES                    26    Notes to the financial statements.

REPORT OF INDEPENDENT    28    The auditor's opinion.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects both the change in a fund's share price over a given period, and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Fidelity Cash Reserves                         5.18%    23.35%   75.37%

All Taxable Money Market Funds Average         4.97%    21.82%   72.08%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of 815 money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past 12 months.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Fidelity Cash Reserves                         5.18%    4.29%    5.78%

All Taxable Money Market Funds Average         4.97%    4.02%    5.57%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

YIELDS
                         11/28/95   2/27/96   5/28/96   9/3/96    12/03/96



                         5.28%      5.04%     4.96%     4.96%     5.00%
Fidelity Cash Reserves



All Taxable Money        5.26%      4.78%     4.74%     4.83%     4.88%
Market Funds Average



                         11/29/95   2/28/96   5/29/96   8/28/96   12/4/96



                         2.86%      2.76%     2.66%     2.68%     2.63%
MMDA


Row: 1, Col: 1, Value: 5.28
Row: 1, Col: 2, Value: 5.26
Row: 1, Col: 3, Value: 2.86
Row: 2, Col: 1, Value: 5.04
Row: 2, Col: 2, Value: 4.78
Row: 2, Col: 3, Value: 2.76
Row: 3, Col: 1, Value: 4.96
Row: 3, Col: 2, Value: 4.74
Row: 3, Col: 3, Value: 2.66
Row: 4, Col: 1, Value: 4.96
Row: 4, Col: 2, Value: 4.83
Row: 4, Col: 3, Value: 2.68
Row: 5, Col: 1, Value: 5.0
Row: 5, Col: 2, Value: 4.88
Row: 5, Col: 3, Value: 2.63
6% -
5% -
4% -
3% -
2% -
1% -
0%
Fidelity Cash
Reserves
All Taxable
Money Market
Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit
account (MMDA) and a
money market fund. First, the
U.S. Government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned
by the fund's investments
after expenses. This is in
contrast to banks, which set
their MMDA rates periodically
based on current interest
rates, competitors' rates, and
internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Bob Litterst, Portfolio Manager of Fidelity Cash
Reserves.
Q. BOB, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST YEAR?
A. It has gone through some interesting changes. At the beginning of the period, the economy was growing slowly, inflationary pressures were mild and it seemed a balanced budget agreement was in the offing. The Federal Reserve Board reduced short-term rates in December and again in January, and market participants were optimistic that additional rate cuts would occur in the months ahead. But things changed dramatically, beginning with Fed Chairman Alan Greenspan's Congressional testimony in February suggesting that market expectations of further rate cuts were excessive. February's employment report then came in well above most analysts' predictions, depicting a much stronger labor market than previously thought. Stronger economic signals caused participants to revise their expectations regarding monetary policy, and short-term rates rose. Ultimately, the economy grew at a 4.7% annual rate in the second quarter, well above a non-inflationary pace. As a result, short-term interest rates rose higher through the second quarter and into the summer.
Q. BUT THE FED DIDN'T RAISE RATES...
A. That's right, for two reasons. First, the key inflation indices were well behaved. Rising wages didn't get translated into higher prices. And second, the Fed anticipated a slowdown in economic activity in the second half of the year. The Fed did adopt a tightening bias in July and maintained that bias throughout the third quarter. Recently, the market breathed a sigh of relief as the Fed's projections turned out to be correct. Job growth has decelerated, third quarter gross domestic product
(GDP) slowed sharply and inflation numbers were reassuring. With the economy slowing, what had been a potentially troubling environment downshifted into one that is much more favorable, if not ideal.
Q. WHAT HAS YOUR STRATEGY BEEN THROUGH THIS FLUCTUATING MARKET?
A. At the start of the period, the fund's average maturity was 71 days because I felt rates were on a downward trend and I wanted to lock in higher yields. When the market sentiment shifted and rates rose in anticipation of an increase in the federal funds rate, I shortened the average maturity somewhat - to help me position the fund so I could reinvest at ever-higher yields as the fund's existing holdings matured. In the summer, I shortened the maturity further to the 50-day range because the potential for Fed tightening was strong, and, again, I wanted to be able to obtain higher yields going forward. From that point, I increased the average maturity of the fund by purchasing some securities further out on the yield curve that I felt were factoring in the worst case scenario regarding potential Fed tightening. At the end of September, the fund's average maturity was back out to 65 days, reflecting my opinion that Fed policy would remain steady for the foreseeable future. Since that time, I've kept the maturity in the 60-65 day range, looking for value in the four- to six-month range of the yield curve.
Q. HOW DID THE FUND PERFORM?
A. On November 30, 1996, the fund's seven-day yield was 5.00%, compared to 5.28% 12 months ago. The fund's total return for the 12-month period was 5.18%. That beat the average total return during the same peroid of 4.97% for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT DO YOU SEE LOOKING OUT OVER THE NEXT SIX MONTHS?
A. The consumer retrenched a great deal in the third quarter after contributing to strong GDP growth in the first half of the year. The debate at this point is whether this slowdown is a "pause to refresh" or the beginning of a new trend where consumers are too debt-strapped to keep on spending. Retail activity during the holiday season and other fourth quarter economic statistics should shed some light on the state of the economy. I expect Fed monetary policy to be stable at least through the first quarter of 1997. If the economy shows unusual strength and wage and price pressures re-emerge, expectations of tightening should reappear. On the other hand, I think it's unlikely the Fed will ease because of concern about tight labor market conditions, rising wage pressures and the potential for further inflating a stock market that the Fed seems to feel is fully valued.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: income and a stable
$1 share price by investing in
high quality, short-term
money market securities of
all types
START DATE: May 10, 1979
SIZE: as of November 30,
1996, more than $21 billion
MANAGER:  Robert Litterst,
since 1992; manager, Capital
Reserves Money Market,
Variable Insurance Products:
Money Market Portfolio, and
Fidelity Money Market Trust:
Retirement Money Market,
since 1992; joined Fidelity
in 1992
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/96           5/31/96            11/30/95

0 - 30       44                 41                 42

31 - 90      27                 41                 25

91 - 180     25                 12                 27

181 - 397    4                  6                  6

WEIGHTED AVERAGE MATURITY
                         11/30/96   5/31/96   11/30/95

Fidelity Cash Reserves   62 days    62 days   71 days

All Taxable Money
Market Funds Average*    53  days   52 days   54 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996

Row: 1, Col: 1, Value: 48.0
Row: 1, Col: 2, Value: 32.0
Row: 1, Col: 3, Value: 15.0
Row: 1, Col: 4, Value: 5.0
Row: 1, Col: 1, Value: 49.0
Row: 1, Col: 2, Value: 34.0
Row: 1, Col: 3, Value: 17.0
Row: 1, Col: 4, Value: 0.0
Bank CDs, BAs,
TDs, and notes 48%
Commercial
paper 32%
Government
securities 15%
Other 5%
Bank CDs, BAs,
TDs, and notes 49%
Commercial
paper 34%
Government
securities 17%
Other 0%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 0.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
DOMESTIC BANKERS' ACCEPTANCES - 0.0%
Chase Manhattan Bank
 5/12/97 5.50% $ 7,188 $ 7,014
CERTIFICATES OF DEPOSIT - 31.0%
DOMESTIC CERTIFICATES OF DEPOSIT - 2.0%
Bank of New York, NY
 1/29/97 5.31 (a)  59,000  59,000
Chase Manhattan Bank
 1/8/97 5.85  180,000  180,000
Chase Manhattan Bank (USA)
 3/10/97 5.77  50,000  50,000
Mellon Bank, N.A.
 2/18/97 5.56  25,000  25,000
 3/4/97 5.82  20,000  20,000
Morgan Guaranty Trust, NY
 8/12/97 5.80  100,000  99,951
   433,951
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 1.2%
ABN-AMRO Bank
 12/2/96 5.51  100,000  100,000
 2/3/97 5.55  50,000  50,000
 2/4/97 5.55  100,000  100,000
   250,000
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.1%
Bank of Nova Scotia
 6/10/97 6.02  12,000  11,987
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 20.6%
ABN-AMRO Bank
 9/10/97 6.10  50,000  49,993
Australia & New Zealand Banking
 2/20/97 5.42  25,000  25,009
Bank of Tokyo - Mitsubishi Ltd.
 1/6/97 5.60  40,000  40,000
 1/16/97 5.48  25,000  25,000
 2/5/97 5.47  50,000  50,000
 2/24/97 5.45  50,000  50,000
 3/3/97 5.50  150,000  150,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Banque Nationale de Paris
 12/2/96 5.30% $ 100,200 $ 100,200
 12/2/96 5.37  178,000  178,000
 3/3/97 5.38  125,000  125,000
Bayerische Landesbank Girozentrale
 1/22/97 5.53 (a)  125,000  125,000
Bayerische Vereinsbank A.G.
 2/3/97 5.57  125,000  125,000
Caisse Nationale de Credit Agricole
 2/6/97 5.54  100,000  100,000
 2/18/97 5.41  70,000  70,000
 3/24/97 5.62  100,000  100,000
Canadian Imperial Bank of Commerce
 12/5/96 5.63  40,000  40,000
 1/27/97 5.40  160,000  160,000
Credit Suisse
 5/19/97 5.40  100,000  100,000
Deutsche Bank, Germany
 12/11/96 5.30  200,000  200,000
 12/19/96 5.30  300,000  300,000
 12/23/96 5.52  40,000  40,000
 9/10/97 6.10  15,000  14,999
Dresdner Bank, A.G,. Germany
 5/15/97 5.41  50,000  49,997
Landesbank Hessen - Thuringen
 7/18/97 5.50  50,000  50,122
 9/5/97 6.20  150,000  150,011
National Bank of Canada
 2/24/97 5.40  72,000  72,000
National Westminster Bank, PLC
 2/18/97 5.42  90,000  90,000
 2/24/97 5.42  40,000  40,000
 5/1/97 5.42  55,000  55,004
Royal Bank of Canada
 8/13/97 5.80  50,000  49,976
 8/18/97 5.80  130,000  129,964
Sanwa Bank, Ltd.
 12/4/96 5.35  40,000  40,000
 12/9/96 5.35  33,000  33,000
 12/23/96 5.37  42,000  42,000
 1/13/97 5.50  80,000  80,000
 1/17/97 5.52  32,000  32,000
 2/28/97 5.50  48,000  48,000
Societe Generale, France
 12/2/96 5.52  150,000  150,000
 12/20/96 5.45  225,000  225,000
 2/6/97 5.40  50,000  50,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Societe Generale, France - continued
 4/8/97 5.50% $ 25,000 $ 24,999
Sumitomo Bank, Ltd.
 1/13/97 5.55  70,000  70,000
 1/17/97 5.53  39,000  39,000
 1/21/97 5.54  60,000  60,000
 2/18/97 5.49  20,000  20,000
 2/18/97 5.50  71,000  71,000
 2/24/97 5.49  21,000  21,000
Swiss Bank Corp.
 3/4/97 5.75  50,000  49,999
 3/11/97 5.76  200,000  200,000
 3/19/97 5.45  23,000  23,015
 4/21/97 5.50  25,000  25,000
Westdeutsche Landesbank
 3/10/97 5.40  40,000  40,000
 4/7/97 5.50  100,000  100,000
 4/9/97 5.45  63,000  63,000
 4/21/97 5.50  43,000  43,000
Westpac Banking Corp.
 3/3/97 5.80  26,000  26,000
   4,431,288
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 7.1%
ABN-AMRO Bank
 4/9/97 5.50  20,000  20,001
Abbey National, Treasury Services
 12/3/96 5.52  305,000  305,000
 2/18/97 5.42  65,000  65,000
 5/20/97 5.42  50,000  50,000
Bank of Nova Scotia
 3/6/97 5.40  180,000  180,000
Bank of Scotland Treasury Services
 2/20/97 5.55  20,000  20,000
 3/17/97 5.75  40,000  40,000
Bank of Tokyo - Mitsubishi Ltd.
 1/28/97 5.50  18,000  18,001
 2/18/97 5.46  50,000  50,000
 2/25/97 5.46  41,000  41,000
 3/3/97 5.48  56,000  56,001
Banque Nationale de Paris
 2/7/97 5.56  20,500  20,501
Bayerische Hypotheken-und Weschel
 12/6/96 5.44  36,000  36,001
 3/10/97 5.80  47,000  47,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - CONTINUED
Bayerische Vereinsbank A.G.
 3/10/97 5.80% $ 15,000 $ 15,000
Lloyds Bank, PLC
 2/24/97 5.42  37,000  37,006
 4/23/97 5.40  25,000  25,005
National Westminster Bank, PLC
 5/1/97 5.42  25,000  25,003
Rabobank Nederland, N.V.
 12/4/96 5.53  25,000  25,000
Sanwa Bank, Ltd.
 1/24/97 5.49  20,000  20,001
 1/24/97 5.52  25,000  25,000
 1/27/97 5.51  15,000  15,000
 1/29/97 5.51  40,000  40,001
 1/31/97 5.49  55,000  55,002
 1/31/97 5.51  40,000  40,001
Societe Generale, France
 12/18/96 5.63  50,000  50,001
Sumitomo Bank, Ltd.
 1/6/97 5.50  50,000  50,001
 1/6/97 5.55  10,000  10,001
 2/21/97 5.49  40,000  40,001
Toronto-Dominion Bank
 4/30/97 5.49  100,000  100,000
   1,520,528
TOTAL CERTIFICATES OF DEPOSIT   6,647,754
COMMERCIAL PAPER - 31.9%
ABN-AMRO North America Finance, Inc.
 3/10/97 5.57  50,000  49,258
AC Aquistion Holding Company
 12/3/96 5.31  20,000  19,994
American Express Credit Corp.
 12/4/96 5.30  75,000  74,967
American Home Products
 2/7/97 5.39  20,000  19,799
Asset Securitization Coop. Corp.
 12/12/96 5.32  20,000  19,968
 12/17/96 5.32  26,000  25,939
Associates Corp. of North America
 12/30/96 5.45  50,000  49,784
 2/18/97 5.42  50,000  49,415
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Associates Corp. of North America - continued
 2/19/97 5.38% $ 50,000 $ 49,411
 2/20/97 5.38  40,000  39,523
 2/24/97 5.42  100,000  98,744
Bank of Scotland Treasury Services
 3/13/97 5.67  50,000  49,219
Bayerische Vereinsbank A.G.
 12/30/96 5.65  50,000  49,779
 2/18/97 5.42  80,000  79,066
Bear Stearns Cos., Inc.
 12/20/96 5.30  28,000  27,922
 2/24/97 5.38  50,000  49,373
 2/26/97 5.38  23,000  22,705
Bradford & Bingley Building Society
 5/12/97 5.46  50,000  48,805
CIT Group Holdings, Inc.
 12/2/96 5.40  50,000  49,993
 12/4/96 5.40  35,000  34,984
Caisse d'Amortissement de la Dette Sociale
 12/23/96 5.64  75,000  74,749
 12/27/96 5.66  50,000  49,801
 12/27/96 5.67  50,000  49,801
 3/10/97 5.82  50,000  49,223
 6/3/97 6.01  255,000  247,506
Caisse des Depots et Consignations
 2/19/97 5.41  40,000  39,527
 2/24/97 5.42  50,000  49,372
Cheltenham & Gloucester PLC
 2/28/97 5.41  50,000  49,342
Chrysler Financial Corporation
 12/2/96 5.45  18,000  17,997
 12/3/96 5.38  20,000  19,994
 12/4/96 5.39  40,000  39,982
 12/12/96 5.39  20,000  19,967
 1/23/97 5.50  40,000  39,679
 1/24/97 5.50  40,000  39,673
 1/27/97 5.51  40,000  39,655
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 1/23/97 5.43  20,000  19,842
 2/6/97 5.41  25,000  24,752
 2/19/97 5.41  10,000  9,881
 2/20/97 5.42  34,000  33,591
 2/21/97 5.40  17,000  16,794
Commonwealth Bank of Australia
 2/3/97 5.74  50,000  49,504
CoreStates Capital Corp. (a)
 12/2/96 5.38  15,000  15,000
 12/4/96 5.36  15,000  15,000
 12/6/96 5.40  15,000  15,000
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
CoreStates Capital Corp. (a) - continued
 12/9/96 5.38% $ 15,000 $ 15,000
Dresdner U.S. Finance Inc.
 12/9/96 5.30  100,000  99,883
Dupont (E.I) de Nemours & Co.
 12/19/96 5.62  50,000  49,864
Eiger Capital Corp.
 12/5/96 5.31  50,000  49,971
 12/16/96 5.33  15,000  14,967
 12/18/96 5.33  10,000  9,975
 12/20/96 5.33  50,000  49,860
Electricite de France
 3/7/97 5.76  25,000  24,627
Enterprise Funding Corp.
 12/4/96 5.31  20,000  19,991
 12/5/96 5.30  25,000  24,985
 12/10/96 5.31  19,014  18,989
 12/10/96 5.33  15,000  14,980
 12/12/96 5.31  5,000  4,992
 12/13/96 5.32  30,905  30,850
 12/17/96 5.34  22,000  21,948
 12/18/96 5.33  55,000  54,862
Ford Motor Credit Corp.
 12/9/96 5.30  180,000  179,790
 3/17/97 5.66  100,000  98,381
GTE Corp.
 12/2/96 6.10  33,000  32,994
 12/3/96 5.35  10,000  9,997
 12/18/96 5.37  40,000  39,899
Generale Bank
 2/5/97 5.57  100,000  99,006
 4/25/97 5.50  50,000  48,923
General Electric Capital Corp.
 12/2/96 5.93  70,000  69,988
 1/29/97 5.76  100,000  99,083
 2/18/97 5.42  50,000  49,416
 2/19/97 5.42  70,000  69,172
 3/5/97 5.76  75,000  73,903
 3/12/97 5.76  115,000  113,193
 3/17/97 5.38  200,000  196,885
 3/18/97 5.39  50,000  49,214
 3/25/97 5.61  150,000  147,407
 4/28/97 5.49  100,000  97,805
General Electric Capital Services Inc.
 2/18/97 5.42  50,000  49,416
General Electric Co.
 12/30/96 5.49  52,000  51,773
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
General Motors Acceptance Corp.
 12/4/96 5.70% $ 55,000 $ 54,975
 12/6/96 5.36  30,000  29,978
 12/23/96 5.33  50,000  49,838
 2/20/97 5.70  40,000  39,501
 2/24/97 5.71  40,000  39,476
 2/25/97 5.71  80,000  78,939
 3/3/97 5.45  180,000  177,530
 3/31/97 5.70  95,000  93,246
 4/14/97 5.63  80,000  78,370
 4/15/97 5.63  40,000  39,179
 5/7/97 5.51  100,000  97,662
Goldman Sachs Group, L.P. (The)
 4/29/97 5.50  100,000  97,786
 5/12/97 5.45  135,000  131,780
Government of Canada
 12/20/96 5.43  28,750  28,669
IBM Credit Corp.
 3/3/97 5.39  24,000  23,675
 3/10/97 5.38  40,000  39,417
Matterhorn Capital Corp.
 12/18/96 5.33  50,000  49,875
Merrill Lynch & Co., Inc.
 2/4/97 5.43  71,000  70,315
 3/11/97 5.76  55,000  54,144
 3/12/97 5.68  25,000  24,612
Morgan Stanley Group, Inc.
 2/3/97 5.77  95,000  94,054
 2/4/97 5.40  50,000  49,520
 2/10/97 5.40  131,000  129,626
National Australia Funding, Inc.
 3/13/97 5.60  90,000  88,618
National Bank of Canada
 2/27/97 5.44  10,000  9,869
Nationwide Building Society
 2/10/97 5.43  15,000  14,842
 2/24/97 5.45  23,000  22,709
 2/25/97 5.45  20,000  19,744
New Center Asset Trust
 12/2/96 5.63  25,000  24,996
 2/11/97 5.40  100,000  98,936
 2/19/97 5.63  21,000  20,744
 2/20/97 5.63  22,000  21,729
 3/11/97 5.79  20,000  19,688
 3/17/97 5.39  55,000  54,142
Norddeutsche Landesbank
 3/14/97 5.60  80,000  78,750
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
PHH Corp.
 1/31/97 5.43% $ 10,000 $ 9,909
 2/6/97 5.43  15,000  14,850
 2/7/97 5.43  21,000  20,787
 2/12/97 5.44  7,000  6,924
Preferred Receivables Funding Corp.
 1/16/97 5.39  40,000  39,727
 1/24/97 5.40  20,000  19,840
 1/27/97 5.40  18,000  17,848
Royal Bank of Canada
 12/31/96 5.63  35,000  34,841
SBC Finance (DE), Inc.
 3/11/97 5.76  150,000  147,667
Sears Roebuck Acceptance Corp.
 12/17/96 5.35  40,000  39,905
 2/13/97 5.40  15,000  14,836
Sherwood Medical Company
 12/9/96 5.30  32,207  32,169
Smith Barney, Inc.
 12/13/96 5.31  38,000  37,933
Swiss Bank Corp.
 12/27/96 5.65  82,900  82,571
Textron, Inc.
 12/3/96 5.40  3,000  2,999
 12/5/96 5.41  5,000  4,997
 12/9/96 5.40  7,000  6,992
 12/11/96 5.40  5,000  4,993
 12/11/96 5.43  10,000  9,985
 12/12/96 5.41  5,000  4,992
 12/20/96 5.45  10,000  9,971
Toronto Dominion Holdings USA, Inc.
 2/3/97 5.75  100,000  99,008
 3/5/97 5.80  30,000  29,558
Unifunding, Inc.
 12/6/96 5.33  25,000  24,982
 1/21/97 5.41  25,000  24,811
 2/11/97 5.40  40,000  39,574
TOTAL COMMERCIAL PAPER   6,845,872
FEDERAL AGENCIES - 15.1%
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A)- 1.3%
 12/13/96 5.51  100,000  99,998
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A)- CONTINUED
 12/20/96 5.51% $ 100,000 $ 99,997
 3/4/97 5.31  85,000  84,926
   284,921
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 0.5%
 3/3/97 5.31  65,000  64,133
 3/5/97 5.31  30,855  30,434
   94,567
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 10.0%
 12/2/96 5.32  250,000  249,893
 12/2/96 5.34  125,000  125,626
 12/2/96 5.42  360,000  359,757
 12/2/96 5.48  240,000  240,000
 12/3/96 5.52  82,000  81,938
 12/15/96 5.32  250,000  249,901
 12/20/96 5.51  300,000  299,988
 12/20/96 5.54  60,000  59,981
 12/29/96 5.31  125,000  124,948
 1/17/97 5.42  149,000  148,985
 2/1/97 5.40  210,000  209,911
   2,150,928
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 3.3%
 3/17/97 5.65  48,360  47,577
 3/18/97 5.65  130,295  128,165
 4/7/97 5.40  95,000  93,239
 4/30/97 5.34  62,285  60,933
 4/30/97 5.40  40,000  39,123
 5/2/97 5.34  150,000  146,705
 5/5/97 5.35  69,675  68,112
 5/7/97 5.35  34,950  34,156
 5/9/97 5.34  96,175  93,962
   711,972
TOTAL FEDERAL AGENCIES   3,242,388
BANK NOTES - 4.0%
Bank of America NW, NA
 12/4/96 5.37  35,000  35,000
Boatmen's First National Bank of Kansas City
 12/3/96 5.56 (a)  25,000  24,998
BANK NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Fifth Third Bank - Cincinnati
 2/24/97 5.80% $ 42,000 $ 41,973
First Bank NA - Minnesota
 12/18/96 5.35 (a)  30,000  30,000
First National Bank of Boston
 2/3/97 5.41  75,000  75,000
First Union National Bank of North Carolina, NA
 12/27/96 5.56 (a)  100,000  99,997
Key Bank of New York
 12/2/96 5.44 (a)  104,000  103,953
KeyBank National Association
 12/2/96 5.43 (a)  50,000  49,980
 12/2/96 5.58 (a)  90,000  89,957
LaSalle National Bank
 3/24/97 5.61  30,000  30,000
 9/8/97 6.12  25,000  25,000
 9/10/97 6.15  25,000  25,000
PNC Bank
 12/9/96 5.38 (a)  105,000  104,964
 12/20/96 5.38 (a)  108,000  107,997
SouthTrust Bank of Alabama
 12/9/96 5.36 (a)  25,000  25,000
 TOTAL BANK NOTES   868,819
MASTER NOTES (A) - 2.5%
Goldman Sachs Group, L.P. (The) (c)
 2/8/97 5.50  100,000  100,000
J.P. Morgan Securities
 12/6/96 5.38  303,000  303,000
Norwest Corp.
 12/2/96 5.43  126,000  126,000
TOTAL MASTER NOTES   529,000
MEDIUM-TERM NOTES (A) - 5.4%
Bank of Scotland Treasury Services
 2/7/97 5.48  250,000  250,000
Beneficial Corp.
 12/2/96 5.35  33,000  33,000
 12/5/96 5.57  50,000  50,022
 12/5/96 5.64  40,000  39,995
 1/19/97 5.50  27,000  26,998
MEDIUM-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
CIT Group Holdings, Inc.
 12/2/96 5.46% $ 50,000 $ 49,980
Commonwealth Life Insurance Co. (c)
 12/2/96 5.58  50,000  50,000
General Motors Acceptance Corp.
 2/1/97 5.50  100,000  100,000
 2/13/97 5.53  40,000  39,998
Merrill Lynch & Co., Inc.
 12/18/96 5.38  83,000  82,988
Morgan Stanley Group, Inc.
 12/2/96 5.46  95,000  95,000
Norwest Corp.
 4/22/97 5.55  118,000  118,000
PHH Corp.
 12/13/96 5.38  95,000  94,999
Pacific Mutual Life Insurance Co. (c)
 12/9/96 5.72  44,000  44,000
Transamerica Life Insurance and Annuity Co. (c)
 12/2/96 5.41  20,000  20,000
 12/15/96 5.59  65,000  65,000
TOTAL MEDIUM-TERM NOTES   1,159,980
SHORT-TERM NOTES (A) - 4.0%
CSA Funding - B
 12/6/96 5.46  22,000  22,000
CSA Funding - C
 12/6/96 5.46  6,000  6,000
Capital One Funding Corp. (1996-D)
 12/6/96 5.41  25,318  25,318
Capital One Funding Corp. (1996-F)
 12/6/96 5.41  43,664  43,664
Capital One Funding Corp. (1996-G)
 12/6/96 5.41  10,000  10,000
Capital One Funding Corp. (1996-H)
 12/6/96 5.41  20,000  20,000
Liquid Asset Backed Securities Trust (1996-1) (b)
 12/15/96 5.40  91,000  91,000
Liquid Asset Backed Securities Trust (1996-2) (b)
 12/2/96 5.41  134,000  134,000
SMM Trust (1995-P) (b)
 12/15/96 5.68  89,250  89,250
SHORT-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
SMM Trust (1996-B) (b)
 12/4/96 5.43% $ 63,000 $ 63,000
SMM Trust (1996-I) (b)
 12/30/96 5.43  102,000  102,000
SMM Trust (1996-V) (b)
 12/26/96 5.71  255,000  255,000
TOTAL SHORT-TERM NOTES   861,232
TIME DEPOSITS - 1.2%
Bank of Tokyo - Mitsubishi Ltd.
 12/2/96 5.38  120,000  120,000
 12/4/96 5.38  25,000  25,000
 12/12/96 5.36  60,000  60,000
Berliner Handels U Frankfurter
 12/3/96 5.75  40,000  40,000
TOTAL TIME DEPOSITS   245,000
MUNICIPAL SECURITIES - 0.1%
New York Gen. Oblig.
 12/17/96 5.48  21,970  21,970
University of California Regents Series B
 12/10/96 5.35  11,000  10,985
TOTAL MUNICIPAL SECURITIES   32,955
REPURCHASE AGREEMENTS - 4.8%
 MATURITY AMOUNT
 (000S)
In a joint trading account
 (U.S. Government Obligations):
  dated 11/19/96 due 12/2/96
   At 5.32%  $ 250,480  250,000
  dated 11/29/96 due 12/2/96
   At 5.78%   410,440  410,242
  dated 10/2/96 due 12/3/96 (d)
   At 5.40%   100,930  100,000
REPURCHASE AGREEMENTS - CONTINUED
 MATURITY AMOUNT VALUE (NOTE 1)
 (000S) (000S)
In a joint trading account
 (U.S. Government Obligations): - continued
  dated 11/5/96 due 12/4/96
   At 5.31%  $ 175,749 $ 175,000
  dated 11/5/96 due 12/4/96
   At 5.34%   100,430  100,000
TOTAL REPURCHASE AGREEMENTS   1,035,242
TOTAL INVESTMENTS - 100%  $ 21,475,256
Total Cost for Income Tax Purposes   $ 21,475,256
LEGEND
(1.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(2.) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $734,250,000 or 3.5% of net assets.
(3.) Restricted security; subject to resale restrictions.
(4.) Payable on seven-day demand.
INCOME TAX INFORMATION
At November 30, 1996, the fund had a capital loss carryforward of approximately $2,304,000 of which $510,000, $1,634,000 and $160,000 will expire on November 30, 2001, 2002 and 2004 , respectively.
A total of 2.57% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (including repurchase                        $ 21,475,256
agreements of $1,035,242) - See accompanying
schedule

Interest receivable                                                              119,054

 TOTAL ASSETS                                                                    21,594,310

LIABILITIES

Payable for investments purchased                                   $ 330,927

Share transactions in process                                        11,775

Accrued management fee                                               3,580

Other payables and accrued expenses                                  7,430

 TOTAL LIABILITIES                                                               353,712

NET ASSETS                                                                      $ 21,240,598

Net Assets consist of:

Paid in capital                                                                 $ 21,241,673

Accumulated net realized gain (loss) on investments                              (1,075)

NET ASSETS, for 21,241,673 shares outstanding                                   $ 21,240,598

NET ASSET VALUE, offering price and redemption price per                         $1.00
share ($21,240,598 (divided by) 21,241,673 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1996

INTEREST INCOME                                                    $ 1,073,243

EXPENSES

Management fee                                          $ 40,411

Transfer agent fees                                      54,104

Accounting fees and expenses                             804

Non-interested trustees' compensation                    105

Custodian fees and expenses                              312

Registration fees                                        1,847

Audit                                                    211

Legal                                                    109

Miscellaneous                                            157

 Total expenses before reductions                        98,060

 Expense reductions                                      (354)      97,706

NET INTEREST INCOME                                                 975,537

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             (160)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 975,377

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       YEAR ENDED      YEAR ENDED
                                                           NOVEMBER 30,    NOVEMBER 30,

                                                           1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 975,537       $ 916,152
Net interest income

 Net realized gain (loss)                                   (160)           686

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            975,377         916,838
FROM OPERATIONS

Distributions to shareholders from net interest income      (975,537)       (916,152)

Share transactions at net asset value of $1.00 per share    36,638,550      31,772,441
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     948,155         891,871

 Cost of shares redeemed                                    (34,777,730)    (28,761,771)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           2,808,975       3,902,541
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   2,808,815       3,903,227

NET ASSETS

 Beginning of period                                        18,431,783      14,528,556

 End of period                                             $ 21,240,598    $ 18,431,783


FINANCIAL HIGHLIGHTS

                               YEAR ENDED NOVEMBER 30,

                               1996                      1995       1994       1993       1992

SELECTED PER-SHARE DATA

Net asset value,               $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000
beginning of period

Income from Investment          .051                      .055       .037       .029       .038
Operations
Net interest income

Less Distributions

 From net interest              (.051)                    (.055)     (.037)     (.029)     (.038)
 income

Net asset value,               $ 1.000                   $ 1.000    $ 1.000    $ 1.000    $ 1.000
end of period

TOTAL RETURN                    5.18%                     5.67%      3.74%      2.97%      3.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 21,241                  $ 18,432   $ 14,529   $ 10,314   $ 10,040

(in millions)

Ratio of expenses to            .51%                      .55%       .52%       .48%       .48%
average net assets

Ratio of net interest           5.06%                     5.50%      3.76%      2.92%      3.86%
income to average
net assets


NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated by multiplying the sum of two components, a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and adding an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is 0.03%. The income-based fee is only added when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% (annualized) of average net assets. For the period, the management fee was equivalent to an annual rate of .21% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .28% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $16,000 and $338,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and the Shareholders
of Fidelity Cash Reserves:
We have audited the accompanying statement of assets and liabilities of Fidelity Cash Reserves, including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Cash Reserves as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
     COOPERS & LYBRAND L.L.P.
Dallas, Texas
December 23, 1996
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Robert Litterst, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
 Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
  Money Market Fund
Spartan U.S. Treasury
  Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemption 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE


FIDELITY



(registered trademark)
U.S. GOVERNMENT RESERVES

ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     12   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    16   Notes to the financial statements.

REPORT OF INDEPENDENT    20   The auditor's opinion.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects both the change in a fund's share price over a given period, and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Fidelity U.S. Government Reserves             5.12%    22.25%   71.78%

Government Money Market Funds Average         4.79%    21.05%   69.46%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government money market funds average, which reflects the performance of 228 money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past 12 months.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996               PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Fidelity U.S. Government Reserves             5.12%    4.10%    5.56%

Government Money Market Funds Average         4.79%    3.89%    5.41%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                           11/28/95   2/27/96   5/28/96   9/3/96    12/3/96



Fidelity U.S. Government   5.45%      4.81%     4.92%     4.97%     4.98%
Reserves



Government Money           5.09%      4.59%     4.57%     4.66%     4.73%
Market Funds Average



                           11/29/95   2/28/96   5/29/96   8/28/96   12/4/96



                           2.86%      2.76%     2.66%     2.68%     2.63%
MMDA


Row: 1, Col: 1, Value: 5.45
Row: 1, Col: 2, Value: 5.09
Row: 1, Col: 3, Value: 2.86
Row: 2, Col: 1, Value: 4.81
Row: 2, Col: 2, Value: 4.59
Row: 2, Col: 3, Value: 2.76
Row: 3, Col: 1, Value: 4.92
Row: 3, Col: 2, Value: 4.57
Row: 3, Col: 3, Value: 2.66
Row: 4, Col: 1, Value: 4.970000000000001
Row: 4, Col: 2, Value: 4.659999999999999
Row: 4, Col: 3, Value: 2.68
Row: 5, Col: 1, Value: 4.98
Row: 5, Col: 2, Value: 4.73
Row: 5, Col: 3, Value: 2.63
6% -
5% -
4% -
3% -
2% -
1% -
0%
Fidelity
U.S. Government
Reserves
Government
Money Market
Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government money market funds average and the bank money market deposit account (MMDA) average . Figures for the government money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(Trademark).
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned
by the fund's investments after
expenses. This is in contrast to
banks, which set their MMDA
rates periodically based on
current interest rates,
competitors' rates, and internal
criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Leland Barron, Portfolio Manager of Fidelity U.S. Government Reserves.
Q. LELAND, CAN YOU GIVE US AN IDEA OF WHAT THE INVESTMENT ENVIRONMENT WAS LIKE OVER THE PAST YEAR?
A. At the beginning of the period, most market participants were expecting interest rates to fall well into 1996 because the economy was growing slowly and inflationary pressures were under control. That sentiment was reinforced by the Federal Reserve Board, which twice lowered the interest rate banks charge each other for overnight loans - known as the federal funds rate - in late 1995 and early 1996. However, signs soon emerged indicating that the economy was growing rapidly, as evidenced by a healthy increase in the gross domestic product (GDP). This backdrop led much of the market to anticipate that the Fed would increase the federal funds rate in order to slow the economy and prevent inflationary pressures from building. For several months, the market traded within a narrow range, selling off when strong employment numbers were reported, then bouncing back when other statistics such as retail sales showed some weakness. Over the past few months, the market broke out of this range as further data reinforced the belief that the economy was indeed slowing from the robust pace of the second quarter of 1996. Given this slowdown and continued modest inflation, expectations of a Fed tightening have been almost completely removed from the current level of short-term rates.
Q. WHAT STRATEGY DID YOU PURSUE IN THIS ENVIRONMENT?
A. Early in the period, I kept the average maturity a bit lower - in the high 30-day and mid 40-day range - than I ordinarily would in a declining interest rate climate, because I felt the market's expectations were running too far ahead of the Fed's actions. When expectations shifted, I maintained the maturity at the same level to keep the fund flexible and to keep pace with rising rates. In July, I let the fund's average maturity decline into the 30-day range because I felt the chances were good that the Fed would raise short-term rates. When the Fed's August meeting passed and it appeared there would be no action on interest rates, I increased the fund's average maturity to the mid-40s, and it stood at 40 days at the end of the period.
Q. HOW HAS THE FUND PERFORMED?
A. Better than most of its competitors. On November 30, 1996, the fund's seven-day yield was 4.93%, compared to 5.44% a year ago. The fund's total return for the 12 months was 5.12%. That beat the average total return during the same period of 4.79% for the government money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I think it's likely we'll see no change in Fed policy over the next few months. One of the reasons is that the increase in GDP for the third quarter was to a large degree due to a higher level of inventory accumulation. The key from here is whether the economy rekindles due to a pick-up in retail sales, helping to work off those inventories. I believe the economy will continue along at a good pace - not at one so strong that the Fed feels it has to increase short-term rates, but also not one weak enough to create concerns about a recession. This backdrop should create a stable fed funds rate environment, and a trading range within the short end of the market similar to what we saw in April, May and June. As a result, I'll probably keep the fund flexible, with an average maturity in the mid-40s.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: income and a stable
$1 share price by investing in
high quality short-term money
market securities issued by
the U.S. government or
government agencies
START DATE: November 3,
1981
SIZE: as of November 30,
1996, more than $1 billion
MANAGER: Leland Barron,
since 1991; manager,
Spartan U.S. Government
Money Market Fund and
Spartan U.S. Treasury Money
Market Fund, since 1991;
joined Fidelity in 1981
(checkmark)


WORDS TO KNOW
BANKERS' ACCEPTANCE (BA): A
short-term note whose
payment is guaranteed by a
bank.
CERTIFICATE OF DEPOSIT (CD): An
interest-bearing deposit with a
specific maturity. Large
denomination CDs, like those
the fund buys, have negotiable
interest rates and can be sold in
the secondary market.
COMMERCIAL PAPER: A short-term
note from a bank or
corporation.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity,
weighted by dollar amount, is
short, the fund manager is
expecting rates to rise. When
the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
When the average maturity is
long, the manager is
expecting interest rates to fall.
TIME DEPOSIT (TD): An
interest-bearing deposit with a
specific maturity. Large
denomination TDs, like those
the fund buys, differ from CDs
in that they can't be sold in the
secondary market.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/96           5/31/96            11/30/95

0 - 30       65                 30                 58

31 - 90      20                 17                 28

91 - 180     10                 18                 11

181 - 397    5                  35                 3

WEIGHTED AVERAGE MATURITY
                           11/30/96   5/31/96   11/30/95

Fidelity U.S. Government
Reserves                   40 days    42 days   46 days

Government
Money Market Funds
Average *                  48 days    49 days   47 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996

Row: 1, Col: 1, Value: 60.0
Row: 1, Col: 2, Value: 9.0
Row: 1, Col: 3, Value: 31.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 1, Value: 64.0
Row: 1, Col: 2, Value: 7.0
Row: 1, Col: 3, Value: 26.0
Row: 1, Col: 4, Value: 3.0
Federal agency
issues 60%
U.S. Treasury
obligations 9%
Repurchase
agreements 31%
Other 0%
Federal agency
issues 66%
U.S. Treasury
obligations 7%
Repurchase
agreements 26%
Other 1%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investments


FEDERAL AGENCIES - 59.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS (A) - 2.7%
 12/2/96 5.59% $ 33,000 $ 32,992
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 6.5%
 12/28/96 5.30  24,000  23,986
 12/2/96 5.78  15,000  14,998
 12/4/96 5.29  42,000  41,973
   80,957
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 2.0%
 1/29/97 5.64  25,000  24,775
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 8.7%
 1/3/97 5.30  11,000  10,947
 1/3/97 5.31  39,000  38,813
 2/5/97 5.30  11,000  10,895
 2/13/97 5.30  14,554  14,398
 2/14/97 5.30  9,000  8,902
 2/18/97 5.30  14,000  13,839
 3/7/97 5.31  11,000  10,847
   108,641
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 27.0%
 12/2/96 5.34  33,000  33,165
 12/2/96 5.35  58,000  57,985
 12/2/96 5.36  49,000  48,990
 12/2/96 5.42  45,000  44,970
 12/2/96 5.48  15,000  15,000
 12/2/96 5.85  40,000  40,000
 12/3/96 5.52  15,000  14,989
 12/4/96 5.29  28,000  27,977
 12/20/96 5.54  15,000  14,995
 2/1/97 5.40  28,000  27,988
 2/21/97 5.40  9,000  8,998
   335,057
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 8.8%
 12/27/96 5.48  10,000  9,961
 1/22/97 5.30  26,000  25,804
 2/4/97 5.45  38,000  37,636
 4/21/97 5.40  9,000  8,815
 4/28/97 5.69  6,000  5,865
 4/30/97 5.40  22,000  21,518
   109,599
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 3.9%
 12/3/96 5.26% $ 18,000 $ 18,007
 12/3/96 5.40  30,000  30,000
   48,007
TOTAL FEDERAL AGENCIES   740,028
U.S. TREASURY OBLIGATIONS - 9.5%
U.S. TREASURY BILLS
 4/3/97 5.54  32,000  31,425
 4/3/97 5.55  26,000  25,533
 8/21/97 5.63  6,500  6,247
 8/21/97 5.66  6,500  6,246
 8/21/97 5.67  24,000  23,060
 9/18/97 5.68  9,000  8,609
 9/18/97 5.70  5,000  4,782
 9/18/97 5.71  12,000  11,476
TOTAL U.S. TREASURY OBLIGATIONS   117,378
MEDIUM-TERM NOTES (A)(B) - 0.3%
EXPORT-IMPORT BANK, U.S. (AS GUARANTOR FOR K.A. LEASING, LTD.)
 12/15/96 5.44  4,135  4,135
REPURCHASE AGREEMENTS - 30.6%
 MATURITY AMOUNT
 (000S)
In a joint trading account (Notes 2 and 3)
 (U.S. Government Obligations):
  dated 9/16/96 due 12/2/96 (c)
   At 5.40% $  30,347  30,000
  dated 11/25/96 due 12/2/96
   At 5.37%   52,054  52,000
  dated 11/29/96 due 12/2/96
   At 5.78%   229,595  229,484
REPURCHASE AGREEMENTS - CONTINUED
 MATURITY AMOUNT VALUE (NOTE 1)
 (000S) (000S)
In a joint trading account (Notes 2 and 3)
 (U.S. Government Obligations): - continued
  dated 11/5/96 due 12/4/96
   At 5.34% $  31,133 $ 31,000
  dated 11/21/96 due 1/21/97 (c)
   At 5.37%   37,337  37,000
TOTAL REPURCHASE AGREEMENTS   379,484
TOTAL INVESTMENTS - 100%  $ 1,241,025
Total cost for Income Tax Purposes   $ 1,241,025
LEGEND
(1.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(2.) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000)
Export-Import Bank
 U.S. (as Guarantor for
 K.A. Leasing, Ltd.)  7/29/94 $ 4,135
(3.) Payable on seven-day demand.
INCOME TAX INFORMATION
At November 30, 1996, the fund had a capital loss carryforward of approximately $85,000 of which $19,000 and $66,000 will expire on November 30, 2001 and 2003, respectively.
A total of 25.52% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (including                                 $ 1,241,025
repurchase agreements of $379,484) -
See accompanying schedule

Interest receivable                                                            4,152

 TOTAL ASSETS                                                                  1,245,177

LIABILITIES

Share transactions in process                                       $ 1,763

Distributions payable                                                159

Accrued management fee                                               207

Other payables and accrued expenses                                  341

 TOTAL LIABILITIES                                                             2,470

NET ASSETS                                                                    $ 1,242,707

Net Assets consist of:

Paid in capital                                                               $ 1,242,732

Accumulated net realized gain (loss) on investments                            (25)

NET ASSETS, for 1,243,168 shares outstanding                                  $ 1,242,707

NET ASSET VALUE, offering price and redemption price per                       $1.00
share ($1,242,707 (divided by) 1,243,168 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1996

INTEREST INCOME                                                   $ 65,705

EXPENSES

Management fee                                          $ 2,461

Transfer agent fees                                      3,201

Accounting fees and expenses                             140

Non-interested trustees' compensation                    8

Custodian fees and expenses                              17

Registration fees                                        187

Audit                                                    36

Legal                                                    7

Miscellaneous                                            8

 Total expenses before reductions                        6,065

 Expense reductions                                      (82)      5,983

NET INTEREST INCOME                                                59,722

NET REALIZED GAIN (LOSS) ON INVESTMENTS                            12

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 59,734

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       YEAR ENDED     YEAR ENDED
                                                           NOVEMBER 30,   NOVEMBER 30,

                                                           1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 59,722       $ 62,412
Net interest income

 Net realized gain (loss)                                   12             (66)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            59,734         62,346
FROM OPERATIONS

Distributions to shareholders from net interest income      (59,722)       (62,412)

Share transactions at net asset value of $1.00 per share    1,718,909      1,491,809
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     56,628         59,448

 Cost of shares redeemed                                    (1,720,835)    (1,492,867)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           54,702         58,390
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   54,714         58,324

NET ASSETS

 Beginning of period                                        1,187,993      1,129,669

 End of period                                             $ 1,242,707    $ 1,187,993


FINANCIAL HIGHLIGHTS

                          YEARS ENDED   TWO MONTHS YEARS ENDED SEPTEMBER 30,
                          NOVEMBER 30,  ENDED
                                                   NOVEMBER
                                                   30,

                                1996     1995      1994       1994      1993       1992


SELECTED PER-SHARE DATA

Net asset value,               $ 1.000   $ 1.000   $ 1.000    $ 1.000   $ 1.000   $ 1.000
beginning of period

Income from                     .050      .055      .008       .033      .025      .039
Investment
Operations
Net interest income

Less Distributions

 From net interest              (.050)    (.055)    (.008)     (.033)    (.025)    (.039)
 income

Net asset value,               $ 1.000   $ 1.000   $ 1.000    $ 1.000   $ 1.000   $ 1.000
end of period

TOTAL RETURN  B                 5.12%     5.60%     .78%       3.32%     2.57%     3.95%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 1,243   $ 1,188   $ 1,130    $ 1,060   $ 1,043   $ 1,292
period (in millions)

Ratio of expenses to            .51%      .55%      .36% A     .51%      .73%      .73%
average net assets                                 , C

Ratio of expenses to            .50%      .55%      .36% A     .51%      .73%      .73%
average net assets             D
after expense
reductions

Ratio of net interest           5.02%     5.43%     4.77% A    3.27%     2.57%     3.88%
income to average
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO THE FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $4,135,000 or 0.3% of net assets
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $30,347,000 at 5.40%, $52,054,000 at 5.37%, $229,595,000
at 5.78%, $31,133,000 at 5.34% and $37,337,000 at 5.37%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
Dated September 16, 1996, due December 2, 1996 5.40%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,310,000
Aggregate market value of transferred assets $206,740,821
Coupon rates of transferred assets 9.00% to 9.50%
Maturity dates of transferred assets 4/15/16 to 11/15/22
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
Dated November 25, 1996, due December 2, 1996 5.37%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,208,833
Aggregate market value of transferred assets $207,016,853
Coupon rates of transferred assets 6.00% to 10.00%
Maturity dates of transferred assets 9/1/00 to 10/1/26
Dated November 29, 1996, due December 2, 1996 5.78%
Number of dealers or banks 6
Maximum amount with one dealer or bank 27.8%
Aggregate principal amount of agreements $2,520,000,000
Aggregate maturity amount of agreements $2,521,214,283
Aggregate market value of transferred assets $2,600,029,527
Coupon rates of transferred assets 4.50% to 12.50%
Maturity dates of transferred assets 6/1/98 to 12/15/43
Dated November 5, 1996, due December 4, 1996 5.34%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $475,000,000
Aggregate maturity amount of agreements $477,043,292
Aggregate market value of transferred assets $490,992,834
Coupon rates of transferred assets 6.00% to 10.00%
Maturity dates of transferred assets 4/15/07 to 11/15/26
Dated November 21, 1996, due January 21, 1997 5.37%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $250,000,000
Aggregate maturity amount of agreements $252,274,792
Aggregate market value of transferred assets $257,500,000
Coupon rates of transferred assets 5.25% to 9.00%
Maturity dates of transferred assets 2/1/11 to 5/1/34
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated by multiplying the sum of two components, a group fee rate plus a fixed individual fund fee rate, applied to the average net assets of the fund and adding an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The individual fund fee rate is .03%. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is 0.24% (annualized)of average net assets. For the period, the management fee was equivalent to an annual rate of .21% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .27% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $82,000 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity U.S. Government Reserves:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U. S. Government Reserves at November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for the two years then ended, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities owned at November 30, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
/s/PRICE WATERHOUSE LLP
     PRICE WATERHOUSE LLP
Dallas, Texas
December 30, 1996
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
(registered trademark)
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Leland Barron, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
 Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
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